Prospectus and Statement of Additional Information Supplement - January 10, 2003

Fund Name (Date)                                                    Prospectus Form #   SAI Form #
Retail Funds:
AXP Blue Chip Advantage Fund (April 1, 2002)                           S-6025-99 U    S-6025-20 U
AXP Discovery Fund (Sept. 27, 2002)                                    S-6457-99 X    S-6457-20 X
AXP Diversified Equity Income Fund (Nov. 29, 2002)                     S-6475-99 V    S-6475-20 V
AXP Emerging Markets Fund (Dec. 30, 2002)                              S-6354-99 K    S-6354-20 K
AXP Equity Select Fund (Jan. 29, 2002)                                 S-6426-99 V    S-6426-20 V
AXP Equity Value Fund (May 30, 2002)                                   S-6382-99 M    S-6382-20 M
AXP European Equity Fund (Dec. 30, 2002)                               S-6006-99 E    S-6006-20 E
AXP Focused Growth Fund (May 30, 2002)                                 S-6003-99 D    S-6003-20 D
AXP Global Balanced Fund (Dec. 30, 2002)                               S-6352-99 J    S- 6352-20 J
AXP Global Growth Fund (Dec. 30, 2002)                                 S-6334-99 V    S-6334-20 V
AXP Global Technology Fund (Dec. 30, 2002)                             S-6395-99 F    S-6395-20 F
AXP Growth Fund (Sept. 27, 2002)                                       S-6455-99 W    S-6455-20 W
AXP Growth Dimensions Fund (Sept. 27, 2002)                            S-6004-99 E    S-6004-20 E
AXP International Fund (Dec. 30, 2002)                                 S-6140-99 X    S-6140-20 X
AXP Large Cap Equity Fund (Sept. 27, 2002)                             S-6244-99 B    S-6244-20 B
AXP Large Cap Value Fund (Sept 27, 2002)                               S-6246-99 B    S-6246-20 B
AXP Managed Allocation Fund (Nov. 29, 2002)                            S-6141-99 W    S-6141-20 W
AXP Mid Cap Value Fund (Nov. 29, 2002)                                 S-6241-99 C    S-6241-20 C
AXP Mutual (Nov. 29, 2002)                                             S-6326-99 W    S-6326-20 W
AXP New Dimensions Fund (Sept. 27, 2002)                               S-6440-99 V    S-6440-20 V
AXP Partners Fundamental Value Fund (July 30, 2002)                    S-6236-99 D    S-6236-20 D
AXP Partners International Aggressive Growth Fund (Dec. 30, 2002)      S-6243-99 E    S-6243-20 E
AXP Partners International Core Fund (Dec. 30, 2002)                   S-6259-99 C    S-6259-20 C
AXP Partners International Select Value Fund (Dec. 30, 2002)           S-6242-99 E    S-6242-20 E
AXP Partners International Small Cap Fund (Dec. 30, 2002)              S-6258-99 C    S-6258-20 C
AXP Partners Select Value Fund (July 30, 2002)                         S-6240-99 C    S-6240-20 C
AXP Partners Small Cap Core Fund (July 30, 2002)                       S-6237-99 D    S-6237-20 D
AXP Partners Small Cap Growth Fund (May 30, 2002)                      S-6301-99 D    S-6301-20 D
AXP Partners Small Cap Value Fund (July 30, 2002)                      S-6239-99 D    S-6239-20 D
AXP Partners Value Fund (July 30, 2002)                                S-6238-99 D    S-6238-20 D
AXP Precious Metals Fund (May 30, 2002)                                S-6142-99 W    S-6142-20 W
AXP Progressive Fund (Nov. 29, 2002)                                   S-6449-99 W    S-6449-20 W
AXP Research Opportunities Fund (Sept. 27, 2002)                       S-6356-99 K    S-6356-20 K
AXP Small Cap Advantage Fund (May 30, 2002)                            S-6427-99 F    S-6427-20 F
AXP Small Company Index Fund (April 1, 2002)                           S-6357-99 K    S-6357-20 K
AXP Stock Fund (Nov. 29, 2002)                                         S-6351-99 W    S-6351-20 W
AXP Strategy Aggressive Fund (May 30, 2002)                            S-6381-99 M    S-6381-20 M
AXP Utilities Fund (Aug. 29, 2002)                                     S-6341-99 W    S-6341-20 W

For the prospectus

The "SALES CHARGE" information is revised as follows:

SALES CHARGES
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                       Sales charge as percentage of:
Total market value           Public offering price*       Net amount invested
Up to $49,999                        5.75%                        6.10%
$50,000-$99,999                      4.75                         4.99
$100,000-$249,999                    3.75                         3.90
$250,000-$499,999                    2.50                         2.56
$500,000-$999,999                    2.00**                       2.04**
$1,000,000 or more                   0.00                         0.00

 *   Offering price includes the sales charge.

**   The sales charge will be waived until further notice.

For the Statement of Additional Information
The "Sales Charge" information is revised as follows:

Class A -- Calculation of the Sales Charge
Sales charges are determined as follows:

                                     Sales charge as a percentage of:
Total market value           Public offering price        Net amount invested
Up to $49,999                        5.75%                        6.10%
$50,000-$99,999                      4.75                         4.99
$100,000-$249,999                    3.75                         3.90
$250,000-$499,999                    2.50                         2.56
$500,000-$999,999                    2.00*                        2.04*
$1,000,000 or more                   0.00                         0.00

* The sales charge will be waived until further notice.

S-6354-2 A (1/03)

Valid until next prospectus and Statement of Additional Information update Destroy Dec. 31, 2003